As filed with the U.S. Securities and Exchange Commission
on July 26, 2024
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 799 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 802 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Jasmin Ali	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on August 5, 2024 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 799 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 780, which was filed with the Securities and Exchange Commission on March 6, 2024 for the Global X Infrastructure Development ex-U.S. ETF. This Post-Effective Amendment No. 799 is filed solely for the purpose of designating August 5, 2024 as the new effective date of Post-Effective Amendment No. 717, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 788 filed on May 14, 2024, Post-Effective Amendment No. 792 filed on June 12, 2024, Post-Effective Amendment No. 793 filed on June 24, 2024, Post-Effective Amendment No. 795 filed on July 9, 2024, Post-Effective Amendment No. 796 filed on July 15, 2024 and Post-Effective Amendment No. 797 filed on July 19, 2024. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 799 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 26th day of July, 2024.

Global X Funds

By: /s/ Ryan O'Connor
Ryan O'Connor

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Name	Title	Date

/s/ Ryan O'Connor	President	July 26, 2024
Ryan O'Connor

/s/ Eric Olsen	Chief Financial Officer, Treasurer and Principal Accounting Officer	July 26, 2024
Eric Olsen

*	Trustee	July 26, 2024
Charles A. Baker

*	Trustee	July 26, 2024
Susan M. Ciccarone

*	Trustee	July 26, 2024
Clifford J. Weber

*/s/ Joseph Costello
Joe Costello
Attorney-In-Fact, pursuant to power of attorney